Revenue and related balances - Accrued revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Balance, beginning of period	$ 3,962	$ 3,486
Decrease from transfers to trade receivables	(3,466)	(2,146)
Increase from revenue recognized	4,622	2,622
Balance, end of period	$ 5,118	$ 3,962